UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06367

                    Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund Third Quarter Report — December 31, 2017	Mario J. Gabelli, CFA
To Our Shareholders,	Portfolio Manager

For the quarter ended December 31, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 4.2% compared with an increase of 6.6% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2017.

Comparative Results

Average Annual Returns through December 31, 2017 (a)(b) (Unaudited)						Since Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(01/02/92)
Class AAA (GABEX)	4.23%	15.12%	11.01%	6.66%	9.34%	10.07%
S&P 500 Index	6.64	21.83	15.79	8.50	9.92	9.61	(c)
Nasdaq Composite Index	6.57	29.80	19.50	11.35	12.81	9.94	(c)
Lipper Equity Income Fund Average	5.51	16.43	12.98	6.96	8.91	8.66
Class A (GCAEX)	4.21	15.10	11.01	6.66	9.33	10.06
With sales charge (d)	(1.78)	8.48	9.70	6.03	8.90	9.81
Class C (GCCEX)	4.05	14.28	10.19	5.87	8.58	9.63
With contingent deferred sales charge (e)	3.05	13.28	10.19	5.87	8.58	9.63
Class I (GCIEX)	4.28	15.38	11.29	6.94	9.52	10.17
Class T (GCTEX)	4.19	15.07	11.00	6.66	9.33	10.06
With sales charge (f)	1.59	12.19	10.44	6.39	9.15	9.89

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.39%, 1.39%, 2.14%, 1.14%, and 1.39%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	S&P 500 Index and Nasdaq Composite Index since inception performance are as of December 31, 1991.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(f)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.3%
	Aerospace — 2.1%
64,000	Aerojet Rocketdyne Holdings Inc.†	$1,996,800
2,000	Lockheed Martin Corp.	642,100
10,000	Raytheon Co.	1,878,500
68,000	Rockwell Automation Inc.	13,351,800
2,000	Rockwell Collins Inc.	271,240
900,000	Rolls-Royce Holdings plc	10,292,172
42,550,000	Rolls-Royce Holdings plc, Cl. C†(a)	57,449

		28,490,061

	Agriculture — 0.3%
90,000	Archer-Daniels-Midland Co.	3,607,200
12,000	The Mosaic Co.	307,920

		3,915,120

	Automotive — 0.7%
165,000	Navistar International Corp.†	7,075,200
30,000	PACCAR Inc.	2,132,400

		9,207,600

	Automotive: Parts and Accessories — 2.5%
152,000	Dana Inc.	4,865,520
305,000	Genuine Parts Co.	28,978,050
13,000	Modine Manufacturing Co.†	262,600
1,200	O’Reilly Automotive Inc.†	288,648
15,000	Tenneco Inc.	878,100

		35,272,918

	Aviation: Parts and Services — 0.4%
50,000	Arconic Inc.	1,362,500
29,000	United Technologies Corp.	3,699,530

		5,062,030

	Broadcasting — 2.1%
347,000	CBS Corp., Cl. A, Voting	20,590,980
65,575	Liberty Global plc, Cl. A†	2,350,208
150,000	Liberty Global plc, Cl. C†	5,076,000
36,000	MSG Networks Inc., Cl. A†	729,000

		28,746,188

	Building and Construction — 1.6%
186,000	Fortune Brands Home & Security Inc.	12,729,840
47,500	Herc Holdings Inc.†	2,973,975
178,000	Johnson Controls International plc	6,783,580

		22,487,395

	Business Services — 2.0%
37,000	Automatic Data Processing Inc.	4,336,030
24,000	Diebold Nixdorf Inc.	392,400
97,000	Mastercard Inc., Cl. A	14,681,920
2,000	MSC Industrial Direct Co. Inc., Cl. A	193,320
40,000	Pentair plc	2,824,800
30,000	S&P Global Inc.	5,082,000

Shares		Market Value
4,000	Vectrus Inc.†	$123,400

		27,633,870

	Cable and Satellite — 1.0%
10,000	AMC Networks Inc., Cl. A†	540,800
165,000	DISH Network Corp., Cl. A†	7,878,750
16,000	EchoStar Corp., Cl. A†	958,400
6,000	Liberty Global plc LiLAC, Cl. A†	120,900
13,692	Liberty Global plc LiLAC, Cl. C†	272,334
54,000	Scripps Networks Interactive Inc., Cl. A	4,610,520

		14,381,704

	Communications Equipment — 0.2%
72,500	Corning Inc.	2,319,275

	Computer Hardware — 1.0%
21,000	Apple Inc.	3,553,830
65,000	International Business Machines Corp.	9,972,300

		13,526,130

	Computer Software and Services — 1.3%
10,000	CDK Global Inc.	712,800
91,000	Fidelity National Information Services Inc.	8,562,190
280,000	Hewlett Packard Enterprise Co.	4,020,800
50,000	Microsoft Corp.	4,277,000
23,000	NetScout Systems Inc.†	700,350

		18,273,140

	Consumer Products — 5.3%
44,000	Altria Group Inc.	3,142,040
70,000	Edgewell Personal Care Co.†	4,157,300
60,000	Energizer Holdings Inc.	2,878,800
25,000	Essity AB, Cl. A†	706,135
2,000	National Presto Industries Inc.	198,900
50,000	Philip Morris International Inc.	5,282,500
78,000	Reckitt Benckiser Group plc	7,286,501
25,000	Svenska Cellulosa AB, Cl. A	289,525
940,000	Swedish Match AB	37,035,755
94,000	The Procter & Gamble Co.	8,636,720
75,000	Unilever NV - NY Shares	4,224,000

		73,838,176

	Consumer Services — 0.1%
3,500	Allegion plc	278,460
38,000	Rollins Inc.	1,768,140

		2,046,600

	Diversified Industrial — 4.7%
90,000	Crane Co.	8,029,800
78,000	Eaton Corp. plc	6,162,780
470,000	General Electric Co.	8,201,500
120,000	Honeywell International Inc.	18,403,200
50,000	ITT Inc.	2,668,500
50,000	Jardine Matheson Holdings Ltd.	3,037,500
180,000	Jardine Strategic Holdings Ltd.	7,124,400

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
120,000	Textron Inc.	$6,790,800
340,000	Toray Industries Inc.	3,206,124
37,000	Trinity Industries Inc.	1,386,020

		65,010,624

	Electronics — 1.0%
45,000	Sony Corp.	2,030,042
85,000	Sony Corp., ADR	3,820,750
68,000	TE Connectivity Ltd.	6,462,720
10,000	Texas Instruments Inc.	1,044,400

		13,357,912

	Energy and Utilities: Electric — 0.4%
10,000	American Electric Power Co. Inc.	735,700
6,300	Avangrid Inc.	318,654
45,000	El Paso Electric Co.	2,490,750
50,000	Korea Electric Power Corp.,, ADR†	885,500
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0
105,000	The AES Corp.	1,137,150

		5,567,754

	Energy and Utilities: Integrated — 0.7%
180,000	Energy Transfer Equity LP	3,106,800
29,000	Eni SpA	480,179
13,000	Eversource Energy	821,340
6,500	Iberdrola SA, ADR	201,077
63,000	OGE Energy Corp.	2,073,330
59,000	PNM Resources Inc.	2,386,550

		9,069,276

	Energy and Utilities: Natural Gas — 1.3%
1,200	Atmos Energy Corp.	103,068
200,000	National Fuel Gas Co.	10,982,000
15,000	ONE Gas Inc.	1,098,900
91,000	ONEOK Inc.	4,863,950
12,000	Southwest Gas Holdings Inc.	965,760

		18,013,678

	Energy and Utilities: Oil — 3.3%
127,000	Anadarko Petroleum Corp.	6,812,280
100,000	Chevron Corp.	12,519,000
70,000	ConocoPhillips	3,842,300
39,000	Devon Energy Corp.	1,614,600
58,000	Exxon Mobil Corp.	4,851,120
96,000	Hess Corp.	4,557,120
22,000	Marathon Petroleum Corp.	1,451,560
44,000	Occidental Petroleum Corp.	3,241,040
2,000	PetroChina Co. Ltd., ADR	139,880
90,000	Royal Dutch Shell plc, Cl. A, ADR	6,003,900

Shares		Market Value

17,000	TOTAL SA, ADR	$939,760

		45,972,560

	Energy and Utilities: Services — 1.4%
340,000	Halliburton Co.	16,615,800
93,000	Oceaneering International Inc.	1,966,020
12,000	Schlumberger Ltd.	808,680

		19,390,500

	Energy and Utilities: Water — 0.2%
16,000	Aqua America Inc.	627,680
80,000	Severn Trent plc	2,335,215

		2,962,895

	Entertainment — 1.3%
120,000	Grupo Televisa SAB, ADR	2,240,400
12,000	The Madison Square Garden Co, Cl. A†	2,530,200
110,000	Twenty-First Century Fox Inc., Cl. B	3,753,200
292,000	Viacom Inc., Cl. A	10,190,800

		18,714,600

	Environmental Services — 1.0%
50,000	Republic Services Inc.	3,380,500
120,000	Waste Management Inc.	10,356,000

		13,736,500

	Equipment and Supplies — 1.9%
36,000	A.O. Smith Corp.	2,206,080
16,346	Danaher Corp.	1,517,236
179,000	Flowserve Corp.	7,541,270
60,000	Graco Inc.	2,713,200
11,000	Ingersoll-Rand plc	981,090
22,000	Minerals Technologies Inc.	1,514,700
178,000	Mueller Industries Inc.	6,306,540
16,000	Parker-Hannifin Corp.	3,193,280
15,000	Tenaris SA, ADR	477,900

		26,451,296

	Financial Services — 20.6%
6,500	Alleghany Corp.†	3,874,585
145,000	AllianceBernstein Holding LP	3,632,250
95,000	American Express Co.(b)	9,434,450
95,000	American International Group Inc.	5,660,100
25,000	Argo Group International Holdings Ltd.	1,541,250
5,195	Banco Santander Chile, ADR	162,448
93,000	Banco Santander SA, ADR	608,220
335,000	Bank of America Corp.	9,889,200
13,056	BNP Paribas SA	975,158
245,000	Citigroup Inc.	18,230,450
30,000	Dundee Corp., Cl. A†	60,382
37,000	Eaton Vance Corp.	2,086,430
100,000	Federated Investors Inc., Cl. B	3,608,000
34,000	Fidelity Southern Corp.	741,200
75,000	H&R Block Inc.	1,966,500

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
50,000	Interactive Brokers Group Inc., Cl. A	$2,960,500
35,000	JPMorgan Chase & Co.	3,742,900
70,000	Julius Baer Group Ltd.	4,281,389
27,000	Kemper Corp.	1,860,300
90,100	Kinnevik AB, Cl. A.	3,142,423
19,000	Kinnevik AB, Cl. B.	642,282
170,000	Legg Mason Inc.	7,136,600
15,000	Leucadia National Corp.	397,350
103,000	Loews Corp.	5,153,090
118,000	M&T Bank Corp.	20,176,820
291,000	Marsh & McLennan Companies Inc.	23,684,490
190,000	Morgan Stanley	9,969,300
185,000	Navient Corp.	2,464,200
58,000	Och-Ziff Capital Management Group LLC, Cl. A	145,000
38,000	Oritani Financial Corp.	623,200
40,000	Popular Inc.	1,419,600
265,000	SLM Corp.†	2,994,500
160,000	State Street Corp.	15,617,600
275,000	Sterling Bancorp.	6,765,000
12,000	SunTrust Banks Inc.	775,080
14,000	T. Rowe Price Group Inc.	1,469,020
100,000	TD Ameritrade Holding Corp.	5,113,000
785,000	The Bank of New York Mellon Corp.	42,280,100
3,000	The Dun & Bradstreet Corp.	355,230
18,500	The Goldman Sachs Group Inc.	4,713,060
105,000	The Hartford Financial Services Group Inc.	5,909,400
103,000	The PNC Financial Services Group Inc.	14,861,870
15,000	The Travelers Companies Inc.	2,034,600
32,000	W. R. Berkley Corp.	2,292,800
91,000	Waddell & Reed Financial Inc., Cl. A	2,032,940
471,000	Wells Fargo & Co.	28,575,570

		286,059,837

	Food and Beverage — 16.7%
1,000	Ajinomoto Co. Inc.	18,824
1,000	Anheuser-Busch InBev SA/NV	111,742
350,000	Brown-Forman Corp., Cl. A	23,534,000
164,000	Campbell Soup Co.	7,890,040
80,000	Coca-Cola Amatil Ltd., ADR	532,000
20,000	Coca-Cola European Partners plc	797,000
14,500	Coca-Cola Femsa SAB de CV, ADR	1,009,490
7,700	Constellation Brands Inc., Cl. A	1,759,989
110,000	Danone SA	9,232,218
900,000	Davide Campari-Milano SpA.	6,959,709
93,000	Diageo plc, ADR	13,580,790
45,000	Dr Pepper Snapple Group Inc.	4,367,700
123,000	Fomento Economico Mexicano SAB de CV, ADR	11,549,700
200,000	General Mills Inc.	11,858,000
2,650,000	Grupo Bimbo SAB de CV, Cl. A	5,872,117
136,000	Heineken NV	14,185,160

Shares		Market Value
17,000	Heineken NV, ADR	$886,040
200,000	ITO EN Ltd.	7,881,074
35,500	Kellogg Co.	2,413,290
2,000	McCormick & Co. Inc., Cl. V	204,480
28,000	McCormick & Co. Inc., Non-Voting	2,853,480
586,000	Mondelēz International Inc., Cl. A	25,080,800
115,000	Nestlé SA	9,889,681
65,000	Nestlé SA, ADR	5,588,050
95,000	Nissin Foods Holdings Co. Ltd.	6,938,984
3,000,000	Parmalat SpA	11,158,572
100,000	PepsiCo Inc.	11,992,000
45,000	Pernod Ricard SA	7,124,388
58,000	Remy Cointreau SA	8,037,771
36,000	Sapporo Holdings Ltd.	1,102,285
65,000	The Kraft Heinz Co.	5,054,400
74,000	The Coca-Cola Co.	3,395,120
1,000	The Hershey Co.	113,510
64,000	Tootsie Roll Industries Inc.	2,329,600
2,000	Tyson Foods Inc., Cl. A	162,140
85,000	Yakult Honsha Co. Ltd.	6,412,248

		231,876,392

	Health Care — 8.9%
10,000	Abbott Laboratories	570,700
10,000	AbbVie Inc.	967,100
31,000	Aetna Inc.	5,592,090
4,000	Allergan plc	654,320
78,000	Baxter International Inc.	5,041,920
11,100	Bio-Rad Laboratories Inc., Cl. A†	2,649,237
28,000	Boston Scientific Corp.†	694,120
298,000	Bristol-Myers Squibb Co.	18,261,440
91,000	Eli Lilly & Co.	7,685,860
12,000	Express Scripts Holding Co.†	895,680
13,000	GlaxoSmithKline plc, ADR	461,110
40,000	Henry Schein Inc.†	2,795,200
60,000	Johnson & Johnson	8,383,200
235,000	Merck & Co. Inc.	13,223,450
203,500	Novartis AG, ADR	17,085,860
210,000	Patterson Cos., Inc.	7,587,300
280,000	Pfizer Inc.	10,141,600
60,000	Roche Holding AG, ADR	1,894,800
23,000	Roche Holding AG, Genusschein	5,818,154
82,000	William Demant Holding A/S†	2,292,939
61,854	Wright Medical Group NV†	1,373,159
50,000	Zimmer Biomet Holdings Inc.	6,033,500
55,000	Zoetis Inc.	3,962,200

		124,064,939

	Hotels and Gaming — 0.4%
7,500	Las Vegas Sands Corp.	521,175
75,000	MGM Resorts International	2,504,250

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
16,500	Wynn Resorts Ltd.	$2,781,735

		5,807,160

	Machinery — 1.2%
6,000	Caterpillar Inc.	945,480
79,500	Deere & Co.	12,442,545
53,000	Xylem Inc.	3,614,600

		17,002,625

	Metals and Mining — 0.9%
205,000	Freeport-McMoRan Inc.†	3,886,800
233,000	Newmont Mining Corp.	8,742,160

		12,628,960

	Paper and Forest Products — 0.0%
11,000	International Paper Co.	637,340

	Publishing — 0.0%
3,000	Value Line Inc.	58,050

	Real Estate — 0.0%
10,049	Griffin Industrial Realty Inc.	368,798

	Real Estate Investment Trusts — 1.0%
45,000	Ryman Hospitality Properties Inc.	3,105,900
313,000	Weyerhaeuser Co.	11,036,380

		14,142,280

	Retail — 5.7%
16,000	Compagnie Financiere Richemont SA	1,449,843
49,000	Copart Inc.†	2,116,310
63,000	Costco Wholesale Corp.	11,725,560
272,000	CVS Health Corp.	19,720,000
97,200	Ingles Markets Inc., Cl. A	3,363,120
450,000	J.C. Penney Co. Inc.†	1,422,000
410,000	Macy’s Inc.	10,327,900
90,000	Seven & i Holdings Co. Ltd.	3,740,581
81,000	The Home Depot Inc.	15,351,930
25,000	Tractor Supply Co.	1,868,750
93,000	Walgreens Boots Alliance Inc.	6,753,660
10,000	Wal-Mart Stores Inc.	987,500
10,000	Weis Markets Inc.	413,900

		79,241,054

	Specialty Chemicals — 1.2%
10,500	Albemarle Corp.	1,342,845
4,000	Ashland Global Holdings Inc.	284,800
75,000	Ferro Corp.†	1,769,250
8,000	FMC Corp.	757,280
46,000	H.B. Fuller Co.	2,478,020
48,000	International Flavors & Fragrances Inc.	7,325,280
2,400	NewMarket Corp.	953,736
1,000	Quaker Chemical Corp.	150,790
3,000	Sensient Technologies Corp.	219,450

Shares		Market Value
20,000	The Chemours Co.	$1,001,200
15,000	Valvoline Inc.	375,900

		16,658,551

	Telecommunications — 3.5%
2,000	AT&T Inc.	77,760
265,000	BCE Inc.	12,722,650
32,000	BT Group plc, ADR	583,040
18,000	Cincinnati Bell Inc.†	375,300
260,000	Deutsche Telekom AG, ADR	4,591,860
8,500	Harris Corp.	1,204,025
33,000	Loral Space & Communications Inc.†	1,453,650
20,000	Orange SA, ADR	348,000
47,000	Proximus SA	1,542,343
45,010	Telefonica SA, ADR	435,697
292,400	Telephone & Data Systems Inc.	8,128,720
24,000	TELUS Corp.	909,212
25,000	TELUS Corp., New York	946,750
277,000	Verizon Communications Inc.	14,661,610

		47,980,617

	Transportation — 0.6%
142,500	GATX Corp.	8,857,800

	Wireless Communications — 0.8%
6,000	Millicom International Cellular SA	404,460
35,000	Millicom International Cellular SA, SDR	2,363,741
228,000	NTT DoCoMo Inc.	5,384,584
44,000	Turkcell Iletisim Hizmetleri A/S, ADR	448,800
39,846	United States Cellular Corp.†	1,499,405
35,000	Vodafone Group plc, ADR	1,116,500

		11,217,490

	TOTAL COMMON STOCKS	1,380,049,695

	CLOSED-END FUNDS — 0.6%
120,000	Altaba Inc.†	8,382,000

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
24,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,224,000

	RIGHTS — 0.0%
	Retail — 0.0%
250,017	Safeway Casa Ley, CVR†	133,759
250,017	Safeway PDC, CVR†	3,750

		137,509

	TOTAL RIGHTS	137,509

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

Shares		Market Value

	WARRANTS — 0.0%
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	$37

	TOTAL INVESTMENTS — 100.0% (Cost $622,157,598)	$1,389,793,241

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Securities, or a portion thereof, with a value of $2,482,750 were deposited with Pershing LLC as collateral.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Observable Inputs	Total Market Value at 12/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$28,432,612	—	$57,449	$ 28,490,061
Energy and Utilities: Electric	5,567,754		0	5,567,754
Food and Beverage	231,671,912	$204,480	—	231,876,392
Other Industries (a)	1,114,115,488	—	—	1,114,115,488
Total Common Stocks	1,379,787,766	204,480	57,449	1,380,049,695
Closed-End Funds	8,382,000	—	—	8,382,000
Convertible Preferred Stocks (a)	1,224,000		—	1,224,000
Rights (a)	—	$137,509	—	137,509
Warrants (a)	37	—	—	37
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,389,393,803	$341,989	$57,449	$1,389,793,241

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At December 31, 2017, the Fund held no option positions.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2017, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

10

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

11

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q417QR

The Gabelli Small Cap Growth Fund First Quarter Report — December 31, 2017	Mario J. Gabelli, CFA Portfolio Manager
To Our Shareholders,

For the quarter ended December 31, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 4.3% compared with an increase of 3.3% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2017.

Comparative Results

Average Annual Returns through December 31, 2017 (a)(b) (Unaudited)						Since Inception (10/22/91)
	Quarter	1 Year	5 Year	10 Year	15 Year

Class AAA (GABSX)	4.35%	18.96%	13.54%	9.42%	12.13%	12.83%
Russell 2000 Index	3.34	14.65	14.12	8.71	11.17	9.97
Class A (GCASX)	4.35	18.94	13.53	9.42	12.13	12.83
With sales charge (c)	(1.65)	12.10	12.20	8.77	11.69	12.58
Class C (GCCSX)	4.14	18.07	12.69	8.61	11.36	12.39
With contingent deferred sales charge (d)	3.14	17.07	12.69	8.61	11.36	12.39
Class I (GACIX)	4.41	19.23	13.82	9.69	12.32	12.94
Class T(GATIX)	4.31	18.92	13.53	9.41	12.13	12.83
With sales charge (e)	1.70	15.94	12.96	9.14	11.94	12.08

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I and T Shares are 1.38%, 1.38%, 2.13%, 1.13%, and 1.38%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares, Class C Shares, and T Shares is 5.75% and 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008, and Class T Shares on July 5,2017. The actual performance of the Class A Shares, Class C Shares and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.3%
	Aerospace — 1.0%
1,240,000	Aerojet Rocketdyne Holdings Inc.†	$ 38,688,000
20,000	Embraer SA, ADR	478,600
20,000	Innovative Solutions & Support Inc.†	58,800

		39,225,400

	Agriculture — 0.0%
12,000	Cadiz Inc.†	171,000

	Automotive — 1.5%
1,316,000	Navistar International Corp.†	56,430,080
15,000	PACCAR Inc.	1,066,200

		57,496,280

	Automotive: Parts and Accessories — 5.3%
5,000	Adient plc	393,500
236,000	BorgWarner Inc.	12,057,240
1,325,000	Brembo SpA	20,142,722
90,022	China Automotive Systems Inc.†	432,106
230,000	Cooper Tire & Rubber Co.	8,130,500
1,185,000	Dana Inc.	37,931,850
1,128,307	Federal-Mogul Holdings Corp.†(a)	11,283,070
1,000	Lear Corp	176,660
710,000	Modine Manufacturing Co.†	14,342,000
22,000	Monro Muffler Brake Inc.	1,252,900
165,000	O’Reilly Automotive Inc.†	39,689,100
45,000	Puradyn Filter Technologies Inc.†	585
185,000	SORL Auto Parts Inc.†	1,243,200
80,375	Spartan Motors Inc.	1,265,906
200,000	Standard Motor Products Inc.	8,982,000
207,000	Strattec Security Corp.(b)	9,014,850
385,000	Superior Industries International Inc.	5,717,250
455,000	Tenneco Inc.	26,635,700
24,000	Thor Industries Inc.	3,617,280
60,000	Uni-Select Inc., Toronto	1,356,086
12,662	Visteon Corp.†	1,584,523

		205,249,028

	Aviation: Parts and Services — 4.3%
25,000	AAR Corp.	982,250
9,500	Astronics Corp.†	393,965
18,500	Astronics Corp., Cl. B†	770,525
9,300,000	BBA Aviation plc	43,909,621
380,000	Curtiss-Wright Corp.	46,303,000
44,000	Ducommun Inc.†	1,251,800
875,000	Kaman Corp.	51,485,000
61,000	KLX Inc.†	4,163,250
85,000	Moog Inc., Cl. A†	7,382,250
16,200	Moog Inc., Cl. B†	1,399,032
68,000	Woodward Inc.	5,204,720

		163,245,413

	Broadcasting — 1.6%
246,000	Beasley Broadcast Group Inc., Cl. A	3,296,400
10,000	Cogeco Communications Inc.	687,987

		Market
Shares		Value

23,300	Cogeco Inc.	$ 1,677,711
25,000	Gray Television Inc.†	418,750
71,200	Gray Television Inc., Cl. A†	1,014,600
670,000	ITV plc	1,497,111
20,000	Liberty Broadband Corp., Cl. A†	1,701,000
48,000	Liberty Broadband Corp., Cl. C†	4,087,680
115,000	Liberty Global plc LiLAC, Cl. A†	2,317,250
295,000	Liberty Global plc LiLAC, Cl. C†	5,867,550
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	654,400
40,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	1,366,400
78,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	3,093,480
120,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	4,759,200
360,000	MSG Networks Inc., Cl. A†	7,290,000
100,000	Nexstar Media Group Inc., Cl. A	7,820,000
282,000	Pandora Media Inc.†	1,359,240
70,026	RLJ Entertainment Inc.†	256,295
585,000	Salem Media Group Inc.	2,632,500
169,000	Sinclair Broadcast Group Inc., Cl. A	6,396,650
450,000	Sirius XM Holdings Inc.	2,412,000
20,000	TiVo Corp.	312,000
50,000	Tribune Media Co., Cl. A	2,123,500

		63,041,704

	Building and Construction — 4.2%
212,000	Armstrong Flooring Inc.†	3,587,040
55,000	Beazer Homes USA Inc.†	1,056,550
295,000	D.R. Horton Inc.	15,065,650
52,000	Gibraltar Industries Inc.†	1,716,000
466,500	Herc Holdings Inc.†	29,207,565
720,000	Hovnanian Enterprises Inc., Cl. A†	2,412,000
1,000	JELD-WEN Holding Inc.†	39,370
135,000	Johnson Controls International plc	5,144,850
200,000	KB Home	6,390,000
340,000	Layne Christensen Co.†	4,267,000
490,800	Lennar Corp., Cl. B	25,364,544
600,000	Louisiana-Pacific Corp.†	15,756,000
136,080	MDC Holdings Inc.	4,338,230
150,000	Meritage Homes Corp.†	7,680,000
2,700	NVR Inc.†	9,472,194
335,000	PulteGroup Inc.	11,138,750
1,000	Titan Machinery Inc.†	21,170
375,000	Toll Brothers Inc.	18,007,500

		160,664,413

	Business Services — 5.2%
36,000	ACCO Brands Corp.†	439,200
83,000	Ascent Capital Group Inc., Cl. A†	953,670
88,000	Blackhawk Network Holdings Inc.†	3,137,200
525,006	Clear Channel Outdoor Holdings Inc., Cl. A	2,415,028
1,015,000	Diebold Nixdorf Inc.	16,595,250
559,000	Edgewater Technology Inc.†	3,488,160

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
222,000	Gerber Scientific Inc., Escrow†(a)	$ 0
95,000	GP Strategies Corp.†	2,204,000
30,000	GSE Systems Inc.†	97,500
1,381,215	Internap Corp.†(c).	21,698,888
178,785	Internap Corp.†	2,808,712
900,000	Live Nation Entertainment Inc.†	38,313,000
192,000	Loomis AB, Cl. B	8,065,634
200,000	Macquarie Infrastructure Corp.	12,840,000
94,000	McGrath RentCorp.	4,416,120
269,700	Scientific Games Corp., Cl. A†	13,835,610
15,000	Sealed Air Corp.	739,500
15,000	Sequential Brands Group Inc.†.	26,700
115,000	Sohgo Security Services Co. Ltd.	6,256,490
19,000	Stamps.com Inc.†	3,572,000
415,000	Team Inc.†	6,183,500
38,000	The Brink’s Co.	2,990,600
1,900,000	The Interpublic Group of Companies Inc.	38,304,000
33,050	TransAct Technologies Inc.	437,913
398,000	Trans-Lux Corp.†(b)	298,500
47,000	United Rentals Inc.†	8,079,770
14,444	Vectrus Inc.†	445,597

		198,642,542

	Cable — 1.5%
167,000	AMC Networks Inc., Cl. A†	9,031,360
2,700	Cable One Inc.	1,899,045
50,000	DISH Network Corp., Cl. A†	2,387,500
36,000	EchoStar Corp., Cl. A†	2,156,400
297,990	Liberty Global plc, Cl. A†.	10,679,962
734,391	Liberty Global plc, Cl. C†.	24,851,791
600,000	WideOpenWest Inc.†	6,342,000

		57,348,058

	Closed-End Business Development Company — 0.0%
104,000	MVC Capital Inc.	1,098,240

	Communications Equipment — 0.1%
350,000	Communications Systems Inc.	1,274,000
52,000	Fortinet Inc.†	2,271,880

		3,545,880

	Computer Software and Services — 2.5%
146,000	Activision Blizzard Inc.	9,244,720
60,200	Avid Technology Inc.†	324,478
12,000	CommerceHub Inc., Cl. A†	263,880
14,000	CommerceHub Inc., Cl. C†	288,260
255,000	comScore Inc.†	7,267,500
200,000	FalconStor Software Inc.†	30,500
42,000	InterXion Holding NV†	2,475,060
20,000	Mercury Systems Inc.†	1,027,000
20,000	MKS Instruments Inc.	1,890,000
265,000	NCR Corp.†	9,007,350
3,996	NetScout Systems Inc.†	121,678

		Market
Shares		Value

8,125	Quantum Corp.†	$ 45,744
12,000	Rocket Internet SE†	304,161
100,000	Rockwell Automation Inc.	19,635,000
10,000	SecureWorks Corp., Cl. A†.	88,700
140,000	Stratasys Ltd.†	2,794,400
234,500	Tyler Technologies Inc.†	41,518,225
3,000	Zedge Inc., Cl. B†.	8,248

		96,334,904

	Consumer Products — 1.5%
270,000	1-800-FLOWERS.COM Inc., Cl. A†	2,889,000
74,000	Brunswick Corp.	4,086,280
33,500	Chofu Seisakusho Co. Ltd.	773,317
88,000	Church & Dwight Co. Inc.	4,414,960
20,000	Energizer Holdings Inc.	959,600
76,000	Ginko International Co. Ltd.	554,195
2,000	Harley-Davidson Inc.	101,760
145,000	Hunter Douglas NV	12,595,988
2,800	Kobayashi Pharmaceutical Co Ltd.	181,904
13,000	LCI Industries	1,690,000
272,498	Marine Products Corp.	3,471,625
10,000	National Presto Industries Inc.	994,500
16,000	Newell Brands Inc.	494,400
415,000	Sally Beauty Holdings Inc.†	7,785,400
220,000	Samick Musical Instruments Co. Ltd.	482,929
30,000	Scandinavian Tobacco Group A/S	580,205
13,000	Shimano Inc.	1,828,711
9,750	Steven Madden Ltd.†	455,325
150,000	Swedish Match AB	5,909,961
25,000	The Scotts Miracle-Gro Co.	2,674,750
22,000	WD-40 Co.	2,596,000
100,000	Wolverine World Wide Inc.	3,188,000

		58,708,810

	Consumer Services — 1.6%
53,000	Bowlin Travel Centers Inc.†	107,325
2,750	Collectors Universe Inc.	78,760
18,000	IAC/InterActiveCorp.†.	2,201,040
265,017	KAR Auction Services Inc.	13,386,009
20,000	Liberty Expedia Holdings Inc., Cl. A†	886,600
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,442,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	348,725
30,000	Liberty Ventures, Cl. A†.	1,627,200
823,000	Rollins Inc.	38,294,190

		59,371,849

	Diversified Industrial — 6.3%
15,700	Acuity Brands Inc.	2,763,200
30,000	Aegion Corp.†	762,900
95,000	Albany International Corp., Cl. A	5,837,750
238,000	Ampco-Pittsburgh Corp.	2,951,200
6,000	Anixter International Inc.†	456,000
61,643	Burnham Holdings Inc., Cl. A	961,631
400,000	Crane Co.	35,688,000

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
120,000	EnPro Industries Inc.	$ 11,221,200
115,000	Greif Inc., Cl. A	6,966,700
117,970	Greif Inc., Cl. B	8,181,220
1,300,000	Griffon Corp.	26,455,000
35,500	Haynes International Inc.	1,137,775
190,000	Jardine Strategic Holdings Ltd.	7,520,200
7,000	JSP Corp.	239,805
48,000	Key Technology Inc.†	884,640
188,000	Kimball International Inc., Cl. B	3,509,960
50,000	L.B. Foster Co., Cl. A†	1,357,500
80,000	Lawson Products Inc.†	1,980,000
94,000	Lincoln Electric Holdings Inc.	8,608,520
60,000	Lindsay Corp.	5,292,000
27,000	Lydall Inc.†.	1,370,250
31,000	Matthews International Corp., Cl. A	1,636,800
600,076	Myers Industries Inc.	11,701,482
126,000	Oil-Dri Corp. of America	5,229,000
120,000	Olin Corp.	4,269,600
307,500	Park-Ohio Holdings Corp.	14,129,625
19,000	Pentair plc	1,341,780
98,000	Raven Industries Inc.	3,366,300
32,000	Roper Technologies Inc.	8,288,000
96,000	Sonoco Products Co.	5,101,440
500	Spectrum Brands Holdings Inc.	56,200
57,000	Standex International Corp.	5,805,450
270,046	Steel Partners Holdings LP†(b)	5,279,399
7,000	T Hasegawa Co. Ltd.	145,995
8,000	Terex Corp.	385,760
390,000	Textron Inc.	22,070,100
538,000	Tredegar Corp.	10,329,600
260,000	Trinity Industries Inc.	9,739,600

		243,021,582

	Educational Services — 0.0%
59,000	Career Education Corp.†	712,720
113,200	Universal Technical Institute Inc.†	271,680

		984,400

	Electronics — 1.6%
195,000	Badger Meter Inc.	9,321,000
281,500	Bel Fuse Inc., Cl. A(b)	6,598,360
542,000	CTS Corp.	13,956,500
500,000	Cypress Semiconductor Corp.	7,620,000
40,000	Daktronics Inc.	365,200
78,000	Dolby Laboratories Inc., Cl. A	4,836,000
1,167	Fortive Corp.	84,432
245,000	Gentex Corp.	5,132,750
22,000	IMAX Corp.†	509,300
70,000	KEMET Corp.†	1,054,200
350,000	Park Electrochemical Corp.	6,877,500
60,000	Renesas Electronics Corp.†	699,179

		Market
Shares		Value

200,000	Stoneridge Inc.†	$ 4,572,000

		61,626,421

	Energy and Utilities — 6.5%
23,500	Andeavor	2,686,990
58,000	Avangrid Inc.	2,933,640
120,000	Avista Corp.	6,178,800
270,000	Black Hills Corp.	16,229,700
700,000	Black Ridge Oil and Gas Inc.†	14,700
274,000	Callon Petroleum Co.†	3,329,100
46,000	Chesapeake Utilities Corp.	3,613,300
5,000	Clean Energy Fuels Corp.†	10,150
38,000	CMS Energy Corp.	1,797,400
21,000	Connecticut Water Service Inc.	1,205,610
11,000	Consolidated Water Co. Ltd.	138,600
155,000	Covanta Holding Corp.	2,619,500
94,800	Diamondback Energy Inc.†	11,968,500
21,000	Dril-Quip Inc.†	1,001,700
406,000	El Paso Electric Co.	22,472,100
80,000	Energy Recovery Inc.†	700,000
2,000	EXCO Resources Inc.†	420
20,000	Gamesa Corporacion Tecnologica SA	274,285
115,000	Great Plains Energy Inc.	3,707,600
110,000	Hawaiian Electric Industries Inc.	3,976,500
40,000	Middlesex Water Co.	1,596,400
95,000	National Fuel Gas Co.	5,216,450
15,000	Northwest Natural Gas Co.	894,750
76,000	NorthWestern Corp.	4,537,200
80,000	Oceaneering International Inc.	1,691,200
292,000	Otter Tail Corp.	12,979,400
12,000	Patterson-UTI Energy Inc.	276,120
1,245,000	PNM Resources Inc.	50,360,250
72,000	Rowan Companies plc, Cl. A†	1,127,520
1,997,478	RPC Inc.	50,995,613
98,000	SJW Group	6,255,340
175,500	Southwest Gas Holdings Inc.	14,124,240
15,000	Spire Inc.	1,127,250
100,000	SunEdison Inc.†(a)	1,010
41,000	The York Water Co.	1,389,900
14,000	Vestas Wind Systems A/S	967,525
200,000	Westar Energy Inc.	10,560,000

		248,958,763

	Entertainment — 2.1%
19,000	AMC Entertainment Holdings Inc., Cl. A	286,900
50,000	Discovery Communications Inc., Cl. A†	1,119,000
100,000	Discovery Communications Inc., Cl. C†	2,117,000
431,384	Dover Motorsports Inc.	841,199
25,000	Eros International plc†	241,250
7,000	Global Eagle Entertainment Inc.†	16,030
69,000	International Speedway Corp., Cl. A	2,749,650
6,814	International Speedway Corp., Cl. B	277,330

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
22,000	Liberty Media Corp.- Liberty Braves, Cl. A†	$ 485,100
255,000	Liberty Media Corp.- Liberty Braves, Cl. C†	5,666,100
14,000	Lions Gate Entertainment Corp., Cl. A†	473,340
40,000	Lions Gate Entertainment Corp., Cl. B†	1,269,600
30,000	Manchester United plc, Cl. A	594,000
235,000	Pinnacle Entertainment Inc.†	7,691,550
115,000	Take-Two Interactive Software Inc.†	12,624,700
124,000	The Madison Square Garden Co, Cl. A†	26,145,400
260,000	Twenty-First Century Fox Inc., Cl. A	8,977,800
157,000	Universal Entertainment Corp.	5,782,560
150,000	World Wrestling Entertainment Inc., Cl. A	4,587,000

		81,945,509

	Environmental Services — 0.7%
8,000	Evoqua Water Technologies Corp.†	189,680
400,000	Republic Services Inc.	27,044,000

		27,233,680

	Equipment and Supplies — 9.1%
85,000	A.O. Smith Corp.	5,208,800
513,000	AMETEK Inc.	37,177,110
41,000	AZZ Inc.	2,095,100
10,000	Belden Inc.	771,700
60,000	Chart Industries Inc.†	2,811,600
537,230	CIRCOR International Inc.	26,152,356
300,000	Core Molding Technologies Inc.	6,510,000
158,000	Crown Holdings Inc.†	8,887,500
2,335	Danaher Corp.	216,735
175,000	Donaldson Co. Inc.	8,566,250
208,000	Entegris Inc.	6,333,600
825,000	Federal Signal Corp.	16,574,250
300,000	Flowserve Corp.	12,639,000
315,000	Franklin Electric Co. Inc.	14,458,500
690,000	Graco Inc.	31,201,800
93,000	IDEX Corp.	12,273,210
400,000	Interpump Group SpA	12,583,989
66,000	Itron Inc.†	4,501,200
35,000	Littelfuse Inc.	6,923,700
55,000	Maezawa Kyuso Industries Co. Ltd.	982,605
80,000	Minerals Technologies Inc.	5,508,000
6,000	MSA Safety Inc.	465,120
700,000	Mueller Industries Inc.	24,801,000
825,000	Mueller Water Products Inc., Cl. A	10,337,250
10,000	Plantronics Inc.	503,800
2,000	Regal Beloit Corp.	153,200
4,000	Teleflex Inc.	995,280
280,000	Tennant Co.	20,342,000
870,000	The Gorman-Rupp Co.	27,152,700
146,000	The Greenbrier Companies Inc.	7,781,800
288,556	The L.S. Starrett Co., Cl. A	2,481,582

		Market
Shares		Value

25,000	The Manitowoc Co. Inc.†	$ 983,500
74,000	The Middleby Corp.†	9,986,300
40,000	The Timken Co.	1,966,000
48,000	The Toro Co.	3,131,040
7,500	Valmont Industries Inc.	1,243,875
102,000	Vicor Corp.†	2,131,800
7,875	Watsco Inc., Cl. B	1,335,443
174,000	Watts Water Technologies Inc., Cl. A	13,215,300

		351,383,995

	Financial Services — 4.2%
10,000	Alleghany Corp.†	5,960,900
29,282	Argo Group International Holdings Ltd.	1,805,235
10,770	BKF Capital Group Inc.†	180,398
10,857	Canadian Imperial Bank of Commerce	1,057,580
12,500	Capitol Federal Financial Inc.	167,625
22,000	Crazy Woman Creek Bancorp Inc.	366,850
636,000	Energy Transfer Equity LP	10,977,360
113	Farmers & Merchants Bank of Long Beach	888,180
80,000	FCB Financial Holdings Inc., Cl. A†	4,064,000
9,967	Fidelity Southern Corp.	217,281
500,093	Flushing Financial Corp.	13,752,558
64,800	FNB Corp.	895,536
1,000,000	GAM Holding AG	16,162,964
155,000	Hilltop Holdings Inc.	3,926,150
310,000	Hope Bancorp Inc.	5,657,500
455,800	Huntington Bancshares Inc.	6,636,448
520,000	Janus Henderson Group plc	19,895,200
110,000	KeyCorp.	2,218,700
750,072	KKR & Co. LP	15,796,516
150,000	Legg Mason Inc.	6,297,000
15,000	M&T Bank Corp.	2,564,850
22,000	Manning & Napier Inc.	79,200
100,000	Medallion Financial Corp.†	356,000
300,000	Och-Ziff Capital Management Group LLC, Cl. A	750,000
165,000	Oritani Financial Corp.	2,706,000
125,000	PJT Partners Inc., Cl. A	5,700,000
56,000	Pzena Investment Management Inc., Cl. A	597,520
843	South State Corp.	73,467
12,000	State Auto Financial Corp.	349,440
20,056	State Bank Financial Corp.	598,471
431,887	Sterling Bancorp.	10,624,420
14,000	T. Rowe Price Group Inc.	1,469,020
14,000	TFS Financial Corp.	209,160
145,000	The Charles Schwab Corp.	7,448,650
6,000	Thomasville Bancshares Inc.	242,250
40,782	Value Line Inc.	789,132
28,655	Virtu Financial Inc., Cl. A	524,387
470,000	Waddell & Reed Financial Inc., Cl. A	10,499,800
10,000	Waterloo Investment Holdings Ltd.†(a)	500
520,000	Wright Investors’ Service Holdings Inc.†	270,400

		162,776,648

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage — 11.4%
575,000	Arca Continental SAB de CV	$ 3,981,500
3,000	Blue Buffalo Pet Products Inc.†	98,370
112,500	Brown-Forman Corp., Cl. A	7,564,500
21,000	Bull-Dog Sauce Co. Ltd.	422,143
5,000,000	China Tontine Wines Group Ltd.†	76,797
222,000	Chr. Hansen Holding A/S	20,823,569
620,000	Cott Corp.	10,329,200
350,000	Crimson Wine Group Ltd.†	3,734,500
3,800,000	Davide Campari-Milano SpA	29,385,439
50,000	Dean Foods Co.	578,000
225,000	Denny’s Corp.†	2,979,000
302,000	Dr Pepper Snapple Group Inc.	29,312,120
3,500,000	Dynasty Fine Wines Group Ltd.†(a)	322,546
110,000	Farmer Brothers Co.†	3,536,500
510,000	Flowers Foods Inc.	9,848,100
122,000	Ingredion Inc.	17,055,600
180,000	ITO EN Ltd.	7,092,967
132,000	Iwatsuka Confectionery Co. Ltd.	6,185,578
23,500	J & J Snack Foods Corp.	3,568,005
146,000	Kameda Seika Co. Ltd.	6,699,090
1,300,000	Kikkoman Corp.	52,611,493
215,000	Lifeway Foods Inc.†	1,720,000
1,220,000	Maple Leaf Foods Inc., Toronto	34,765,632
6,000	MEIJI Holdings Co. Ltd.	510,672
51,500	MGP Ingredients Inc.	3,959,320
90,000	Morinaga Milk Industry Co. Ltd.	4,073,663
28,000	National Beverage Corp.	2,728,320
85,000	Nissin Foods Holdings Co. Ltd.	6,208,564
25,000	Nutrisystem Inc.	1,315,000
8,548,096	Parmalat SpA	31,794,847
277,000	Post Holdings Inc.†	21,946,710
310,000	Rock Field Co. Ltd.	5,620,856
885,000	Snyder’s-Lance Inc.	44,320,800
25,000	The Boston Beer Co. Inc., Cl. A†	4,777,500
392,000	The Hain Celestial Group Inc.†	16,616,880
76,000	The J.M. Smucker Co.	9,442,240
1,000	The Simply Good Foods Co.†	14,260
800,000	Tingyi (Cayman Islands) Holding Corp.	1,556,410
341,000	Tootsie Roll Industries Inc.	12,412,400
93,000	United Natural Foods Inc.†	4,582,110
22,000	Vina Concha Y Toro SA, ADR	801,900
1,400,000	Vitasoy International Holdings Ltd.	3,583,839
20,000	Willamette Valley Vineyards Inc.†	166,600
150,000	Yakult Honsha Co. Ltd.	11,315,731

		440,439,271

	Health Care — 5.7%
50,000	Achaogen Inc.†	537,000
8,000	Align Technology Inc.†	1,777,520
22,000	Allergan plc	3,598,760
64,000	AngioDynamics Inc.†	1,064,320

		Market
Shares		Value

7,000	Anika Therapeutics Inc.†	$ 377,370
94,220	Biolase Inc.†	40,175
12,000	Bio-Rad Laboratories Inc., Cl. A†	2,864,040
18,000	Bruker Corp.	617,760
113,000	Cantel Medical Corp.	11,624,310
35,500	Cardiovascular Systems Inc.†	840,995
168,000	Chemed Corp.	40,827,360
57,000	CONMED Corp.	2,905,290
365,000	Cutera Inc.†	16,552,750
64,000	DexCom Inc.†	3,672,960
93,000	Evolent Health Inc., Cl. A†	1,143,900
210,024	Exactech Inc.†	10,385,687
192,000	Globus Medical Inc., Cl. A†	7,891,200
86,000	Henry Schein Inc.†	6,009,680
4,000	Heska Corp.†	320,840
46,500	ICU Medical Inc.†	10,044,000
50,000	Integer Holdings Corp.†	2,265,000
60,000	K2M Group Holdings Inc.†	1,080,000
260,000	Kindred Healthcare Inc.	2,522,000
17,600	Lexicon Pharmaceuticals Inc.†	173,888
32,000	LivaNova plc†	2,557,440
115,000	Masimo Corp.†	9,752,000
30,000	Melinta Therapeutics Inc.†	474,000
208,000	Meridian Bioscience Inc.	2,912,000
19,300	Neogen Corp.†	1,586,653
150,000	NuVasive Inc.†	8,773,500
25,500	Nuvectra Corp.†	197,880
17,000	Ophthotech Corp.†	53,040
319,500	OPKO Health Inc.†	1,565,550
163,444	Orthofix International NV†	8,940,387
72,000	Owens & Minor Inc.	1,359,360
5,000	Pain Therapeutics Inc.†	20,000
50,000	Patterson Cos., Inc.	1,806,500
590,000	Quidel Corp.†	25,576,500
200,000	RTI Surgical Inc.†	820,000
25,000	Seikagaku Corp.	372,753
53,500	STERIS plc	4,679,645
2,300	Straumann Holding AG	1,625,071
3,000	Stryker Corp.	464,520
43,000	SurModics Inc.†	1,204,000
32,000	Teladoc Inc.†	1,115,200
100,000	Tetraphase Pharmaceuticals Inc.†	630,000
24,000	The Cooper Companies Inc.	5,229,120
45,000	United-Guardian Inc.	832,500
404,500	Wright Medical Group NV†	8,979,900

		220,664,324

	Home Furnishings — 0.4%
208,500	Bassett Furniture Industries Inc.	7,839,600
35,000	Bed Bath & Beyond Inc.	769,650
17,000	Ethan Allen Interiors Inc.	486,200
180,000	La-Z-Boy Inc.	5,616,000

		14,711,450

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 3.7%
156,000	Belmond Ltd., Cl. A†	$ 1,911,000
495,000	Boyd Gaming Corp.	17,349,750
190,000	Canterbury Park Holding Corp.	3,125,500
122,500	Churchill Downs Inc.	28,505,750
170,000	Dover Downs Gaming & Entertainment Inc.†	173,400
150,000	Formosa International Hotels Corp.	776,249
78,000	Full House Resorts Inc.†.	304,980
110,000	Gaming and Leisure Properties Inc.	4,070,000
1,000,000	Genting Singapore plc	979,476
167,000	Golden Entertainment Inc.†	5,452,550
90,000	International Game Technology plc	2,385,900
168,000	Las Vegas Sands Corp.	11,674,320
3,000,000	Mandarin Oriental International Ltd.	6,060,000
30,000	Penn National Gaming Inc.†	939,900
560,000	Ryman Hospitality Properties Inc.	38,651,200
2,900,000	The Hongkong & Shanghai Hotels Ltd.	4,305,727
376,000	The Marcus Corp.	10,283,600
24,000	Wynn Resorts Ltd.	4,046,160

		140,995,462

	Machinery — 1.9%
460,000	Astec Industries Inc.	26,910,000
3,000	Capstone Turbine Corp.†	2,310
1,700,000	CNH Industrial NV	22,780,000
2,000	Disco Corp.	444,997
229,000	Kennametal Inc.	11,085,890
500	NN Inc.	13,800
6,000	Nordson Corp.	878,400
171,800	The Eastern Co.	4,492,570
188,000	Twin Disc Inc.†	4,995,160
100,000	Welbilt Inc.†	2,351,000
5,000	Xylem Inc.	341,000

		74,295,127

	Manufactured Housing and Recreational Vehicles — 0.5%
91,000	Cavco Industries Inc.†	13,886,600
73,992	Nobility Homes Inc.	1,452,093
86,500	Skyline Corp.†	1,111,525
59,000	Winnebago Industries Inc.	3,280,400

		19,730,618

	Metals and Mining — 0.9%
290,000	Allegheny Technologies Inc.†	7,000,600
52,003	Barrick Gold Corp.	752,483
168,000	Century Aluminum Co.†	3,299,520
25,500	Constellium NV, Cl. A†	284,325
45,000	Ivanhoe Mines Ltd., Cl. A†	151,790
135,000	Kinross Gold Corp.†	583,200
322,000	Materion Corp.	15,649,200
250,000	TimkenSteel Corp.†	3,797,500
230,000	Turquoise Hill Resources Ltd.†	788,900

		Market
Shares		Value

15,000	Yamana Gold Inc.	$ 46,800

		32,354,318

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	725,760

	Publishing — 0.7%
80,000	Cambium Learning Group Inc.†	454,400
3,000	Graham Holdings Co., Cl. B	1,675,050
65,000	Il Sole 24 Ore SpA†	69,021
12,000	John Wiley & Sons Inc., Cl. B	790,860
53,000	Meredith Corp.	3,500,650
65,000	News Corp., Cl. A	1,053,650
1,300,000	The E.W. Scripps Co., Cl. A†	20,319,000

		27,862,631

	Real Estate — 1.3%
71,000	Capital Properties Inc., Cl. A	990,450
164,000	Cohen & Steers Inc.	7,755,560
268,000	Griffin Industrial Realty Inc.(b)	9,835,600
6,967	Gyrodyne LLC	141,430
19,500	Lamar Advertising Co., Cl. A	1,447,680
100,000	Morguard Corp.	14,278,441
38,000	New Senior Investment Group Inc.	287,280
57,088	Reading International Inc., Cl. A†	953,370
2,337	Reading International Inc., Cl. B†	55,621
17,000	Seritage Growth Properties, Cl. A	687,820
170,821	Tejon Ranch Co.†	3,546,244
590,000	The St. Joe Co.†	10,649,500

		50,628,996

	Retail — 4.8%
300,000	Aaron’s Inc.	11,955,000
200,000	AutoNation Inc.†	10,266,000
20,224	Barnes & Noble Education Inc.†	166,646
31,500	Barnes & Noble Inc.	211,050
175,000	Big 5 Sporting Goods Corp.	1,330,000
22,639	Biglari Holdings Inc.†	9,381,602
144,000	Casey’s General Stores Inc.	16,119,360
164,000	Copart Inc.†	7,083,160
1,000	Cracker Barrel Old Country Store Inc.	158,890
2,500	Dunkin’ Brands Group Inc.	161,175
150,000	GNC Holdings Inc., Cl. A	553,500
790,000	Hertz Global Holdings Inc.†	17,459,000
30,000	HSN Inc.	1,210,500
665,000	Ingles Markets Inc., Cl. A	23,009,000
700,000	J.C. Penney Co. Inc.†	2,212,000
75,000	Lands’ End Inc.†	1,466,250
180,000	Macy’s Inc.	4,534,200
91,000	Movado Group Inc.	2,930,200
17,000	Murphy USA Inc.†	1,366,120
157,000	Nathan’s Famous Inc.	11,853,500
100,000	Penske Automotive Group Inc.	4,785,000
167,000	Pier 1 Imports Inc.	691,380
2,000,000	Rite Aid Corp.†	3,940,000

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
290,000	Rush Enterprises Inc., Cl. B†	$ 13,980,900
4,000	Salvatore Ferragamo SpA	106,306
17,000	Sprouts Farmers Market Inc.†	413,950
10,000	SUPERVALU Inc.†	216,000
399,000	The Cheesecake Factory Inc.	19,223,820
194,000	Tractor Supply Co.	14,501,500
43,500	Village Super Market Inc., Cl. A	997,455
120,000	Vitamin Shoppe, Inc.†	528,000
57,600	Weis Markets Inc.	2,384,064
800	Winmark Corp.	103,520
12,000	Yoox Net-A-Porter Group SpA†	419,274

		185,718,322

	Specialty Chemicals — 3.5%
65,000	A. Schulman Inc.	2,421,250
90,000	Albemarle Corp.	11,510,100
71,000	Ashland Global Holdings Inc.	5,055,200
2,170,000	Ferro Corp.†	51,190,300
65,000	GCP Applied Technologies Inc.†	2,073,500
91,200	General Chemical Group Inc.†	775
305,000	H.B. Fuller Co.	16,430,350
66,000	Hawkins Inc.	2,323,200
192,000	Huntsman Corp.	6,391,680
15,800	NewMarket Corp.	6,278,762
300,000	OMNOVA Solutions Inc.†	3,000,000
135,000	Platform Specialty Products Corp.†	1,339,200
12,000	Quaker Chemical Corp.	1,809,480
230,000	Sensient Technologies Corp.	16,824,500
26,102	SGL Carbon SE†	356,716
10,000	Takasago International Corp.	324,384
300,000	Valvoline Inc.	7,518,000

		134,847,397

	Telecommunications — 1.6%
79,000	ATN International Inc.	4,365,540
560,000	Cincinnati Bell Inc.†	11,676,000
61,000	Consolidated Communications Holdings Inc.	743,590
900,000	Gogo Inc.†	10,152,000
31,700	Harris Corp.	4,490,305
250,000	HC2 Holdings Inc.†	1,487,500
6,000	IDT Corp., Cl. B	63,600
120,000	Iridium Communications Inc.†	1,416,000
44,000	Loral Space & Communications Inc.†	1,938,200
134,000	New ULM Telecom Inc.	2,374,480
40,000	Pharol SGPS SA†	11,998
115,000	Rogers Communications Inc., Cl. B	5,856,950
218,000	Shenandoah Telecommunications Co.	7,368,400
850,000	Sprint Corp.†	5,006,500
6,000	Straight Path Communications Inc., Cl. B†	1,090,740
830,000	VEON Ltd., ADR	3,187,200

		Market
Shares		Value

750,000	Windstream Holdings Inc.	$ 1,387,500

		62,616,503

	Transportation — 0.9%
490,000	GATX Corp.	30,458,400
20,000	Irish Continental Group plc	136,902
441,000	ModusLink Global Solutions Inc.†	1,098,090
160,000	Navigator Holdings Ltd.†	1,576,000

		33,269,392

	Wireless Communications — 0.2%
100,000	Millicom International Cellular SA, SDR	6,753,544
50,000	United States Cellular Corp.†	1,881,500

		8,635,044

	TOTAL COMMON STOCKS	3,789,569,134

	CLOSED-END FUNDS — 0.1%
83,296	The Central Europe, Russia, and Turkey Fund Inc.	2,031,589
31,977	The European Equity Fund Inc.	318,331
110,853	The New Germany Fund Inc.	2,156,091

	TOTAL CLOSED-END FUNDS	4,506,011

	PREFERRED STOCKS — 0.3%
	Automotive: Parts and Accessories — 0.2%
135,000	Jungheinrich AG	6,373,074

	Financial Services — 0.1%
	Steel Partners Holdings LP
140,000	Ser. A, 6.000%(b)	2,962,400
48,882	Ser. a, 6.000%(b)	1,029,944

		3,992,344

	TOTAL PREFERRED STOCKS	10,365,418

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
14,747	Trans-Lux Pfd., Ser. B, 6.000%(b)	210,145

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR, expire 12/31/18†(a)	2

	Health Care — 0.0%
300,000	Sanofi, CVR, expire 12/31/20†	114,000

	TOTAL RIGHTS	114,002

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

Principal		Market
Amount		Value

U.S. GOVERNMENT OBLIGATIONS — 1.3%
$ 48,772,000	U.S. Treasury Bills,
1.163% to 1.405%††,
	02/01/18 to 03/29/18	$ 48,703,477

	TOTAL INVESTMENTS — 100.0% (Cost $1,639,230,886)	$3,853,468,187

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the market value of the Rule 144A security amounted to $21,698,888 or 0.56% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 193,965,958	—	$11,283,070	$ 205,249,028
Aviation: Parts and Services	161,846,381	$ 1,399,032	—	163,245,413
Business Services	176,943,654	21,698,888	0	198,642,542
Consumer Services	59,264,524	107,325	—	59,371,849
Electronics	55,028,061	6,598,360	—	61,626,421
Energy and Utilities	248,957,753	—	1,010	248,958,763
Entertainment	81,668,179	277,330		81,945,509
Equipment and Supplies	350,048,552	1,335,443		351,383,995
Financial Services	161,986,650	789,498	500	162,776,648
Food and Beverage	440,116,725	—	322,546	440,439,271
Manufactured Housing and Recreational Vehicles	18,278,525	1,452,093	—	19,730,618
Publishing	27,071,771	790,860	—	27,862,631
Real Estate	49,441,495	1,187,501		50,628,996
Specialty Chemicals	134,846,622	775	—	134,847,397
Other Industries (a)	1,582,860,053	—	—	1,582,860,053
Total Common Stocks	3,742,324,903	35,637,105	11,607,126	3,789,569,134
Closed-End Funds	4,506,011	—	—	4,506,011
Preferred Stocks (a)	10,365,418		—	10,365,418
Convertible Preferred Stocks (a)	—	210,145	—	210,145
Rights (a)	114,000	—	2	114,002
U.S. Government Obligations	—	48,703,477	—	48,703,477
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,757,310,332	$84,550,727	$11,607,128	$3,853,468,187

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2017, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA Chairman and

Chief Executive Officer, GAMCO Investors, Inc. Executive Chairman, Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President, G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant, Professor Emeritus,

Pace University

Chairman, BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q417QR

The Gabelli Focus Five Fund

First Quarter Report — December 31, 2017

To Our Shareholders,

For the quarter ended December 31, 2017, the net asset value (“NAV”) per Class I Share of The Gabelli Focus Five Fund increased 0.3% compared with the Fund’s benchmark, the Blended Index, which increased 5.5%. The benchmark consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2017.

Comparative Results

Average Annual Returns through December 31, 2017 (a)(b) (Unaudited)
	Quarter(c)	1 Year(c)	3 Year(c)	5 Year(c)	Since January 1, 2012(c)		10 Year	Since Inception (12/31/02)
Class I (GWSIX)	0.25%	17.37%	1.35%	7.23%	10.25%		6.23%	8.17%
Class AAA (GWSVX)	0.18	17.09	1.07	6.97	9.96		5.96	7.98
Russell 2500 Index	5.24	16.81	10.07	14.33	14.91	(d)	9.22	11.75
Russell 1000 Index	6.59	21.69	11.23	15.71	15.83		8.59	10.18
MSCI AC World Ex-U.S. Index	5.06	27.77	8.33	7.28	8.91		2.31	9.23
Blended Index	5.52	20.62	9.90	12.85	13.59		7.30	10.72
Class A (GWSAX)	0.18	17.07	1.08	6.97	9.97		5.96	8.00
With sales charge (e)	(5.58)	10.34	(0.89)	5.71	8.89		5.32	7.57
Class C (GWSCX)	0.05	16.19	0.32	6.17	9.16		5.17	7.22
With contingent deferred sales charge (f)	(0.95)	15.19	0.32	6.17	9.16		5.17	7.22
Class T (GWSTX)	0.16	17.07	1.07	6.97	9.96		5.96	7.98
With sales charge (g)	(2.34)	14.14	0.22	6.43	9.50		5.69	7.80

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.43%, 1.43%, 2.18%, 1.18%, and 1.43%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008 and Class T Shares on July 5, 2017. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The actual performance of the Class T Shares would have been lower due to the additional fees and expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	Russell 2500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(g)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Focus Five Fund

Schedule of Investments — December 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 90.3%
	Automotive: Parts and Accessories — 4.2%
20,000	Aptiv plc	$1,696,600
40,001	Delphi Technologies plc†	2,098,852
5,000	O’Reilly Automotive Inc.†	1,202,700
25,000	Tenneco Inc.	1,463,500

		6,461,652

	Broadcasting — 2.1%
85,000	Sinclair Broadcast Group Inc., Cl. A	3,217,250

	Building and Construction — 1.4%
35,000	Herc Holdings Inc.†	2,191,350

	Business Services — 1.6%
150,000	Diebold Nixdorf Inc.	2,452,500
3,200	Gerber Scientific Inc., Escrow†(a)	0

		2,452,500

	Cable and Satellite — 13.7%
100,000	DISH Network Corp., Cl. A†	4,775,000
49,385	EchoStar Corp., Cl. A†	2,958,161
285,000	Liberty Global plc, Cl. C†	9,644,400
115,000	Liberty Media Corp.-
	Liberty Formula One, Cl. A†	3,762,800

		21,140,361

	Computer Software and Services — 6.5%
5,500	Alphabet Inc., Cl. C†	5,755,200
165,000	Hewlett Packard Enterprise Co.	2,369,400
125,625	Internap Corp.†	1,973,569

		10,098,169

	Consumer Products — 1.7%
45,000	Edgewell Personal Care Co.†	2,672,550

	Diversified Industrial — 1.1%
30,000	Textron Inc.	1,697,700

	Energy and Utilities — 4.7%
125,000	Patterson-UTI Energy Inc.	2,876,250
1,050,000	Weatherford International plc†	4,378,500

		7,254,750

	Entertainment — 2.2%
350,000	Pandora Media Inc.†	1,687,000
15,000	Take-Two Interactive Software Inc.†	1,646,700

		3,333,700

	Equipment and Supplies — 2.7%
50,000	HD Supply Holdings Inc.†	2,001,500
175,000	Mueller Water Products Inc., Cl. A	2,192,750

		4,194,250

Shares		Market Value
	Financial Services — 8.0%
235,900	Blackhawk Network Holdings Inc.†	$8,409,835
102,154	Synchrony Financial	3,944,166

		12,354,001

	Food and Beverage — 8.1%
190,000	Maple Leaf Foods Inc.	5,414,320
45,000	Mondele¯z International Inc., Cl. A	1,926,000
65,000	Post Holdings Inc.†	5,149,950

		12,490,270

	Health Care Equipment and Services — 9.9%
5,227,401	BioScrip Inc.†	15,211,737

	Health Care Equipment and Supplies — 7.6%
132,473	K2M Group Holdings Inc.†	2,384,514
160,000	NuVasive Inc.†	9,358,400

		11,742,914

	Hotels and Gaming — 5.4%
250,000	MGM Resorts International	8,347,500

	Telecommunications — 9.4%
300,000	CenturyLink Inc.	5,004,000
11,000	Charter Communications Inc., Cl. A†	3,695,560
511,200	Gogo Inc.†	5,766,336

		14,465,896

	TOTAL COMMON STOCKS	139,326,550

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.7%
$15,012,000	U.S. Treasury Bills, 1.147% to 1.471%††, 02/01/18 to 06/14/18(b)	14,979,669

	TOTAL INVESTMENTS — 100.0% (Cost $128,314,752)	$154,306,219

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At December 31, 2017, $1,200,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Business Services	$2,452,500	—	$0	$ 2,452,500
Other Industries (a)	136,874,050	—	—	136,874,050
Total Common Stocks	139,326,550	—	0	139,326,550
U.S. Government Obligations	—	$14,979,669	—	14,979,669
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$139,326,550	$14,979,669	$0	$154,306,219

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of- the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At December 31, 2017, the Fund held no option positions.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.,

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate,

Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q417QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/26/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 2/26/2018

* Print the name and title of each signing officer under his or her signature.